Financial Instruments - Contractual Maturities of Derivative Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	$ 8,583	$ 6,234
Gross carrying amount [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	10,943	7,592
Gross carrying amount [member] | Less than 1 Year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	5,674	4,004
Gross carrying amount [member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	1,287	1,249
Gross carrying amount [member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	949	515
Gross carrying amount [member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	618	447
Gross carrying amount [member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	332	271
Gross carrying amount [member] | 5 years and Later [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	2,083	1,106
Difference from Carrying Amount [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	(2,360)	(1,358)
Interest Rate Swaps [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	188	199
Interest Rate Swaps [Member] | Gross carrying amount [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	192	204
Interest Rate Swaps [Member] | Gross carrying amount [member] | Less than 1 Year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	101	59
Interest Rate Swaps [Member] | Gross carrying amount [member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	68	67
Interest Rate Swaps [Member] | Gross carrying amount [member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	20	56
Interest Rate Swaps [Member] | Gross carrying amount [member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	1	18
Interest Rate Swaps [Member] | Gross carrying amount [member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	1	1
Interest Rate Swaps [Member] | Gross carrying amount [member] | 5 years and Later [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	1	3
Interest Rate Swaps [Member] | Difference from Carrying Amount [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	(4)	(5)
Forward Foreign Exchange Contracts [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	297	591
Forward Foreign Exchange Contracts [Member] | Gross carrying amount [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	165	332
Forward Foreign Exchange Contracts [Member] | Gross carrying amount [member] | Less than 1 Year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	177	315
Forward Foreign Exchange Contracts [Member] | Gross carrying amount [member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	(24)	37
Forward Foreign Exchange Contracts [Member] | Gross carrying amount [member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	33	14
Forward Foreign Exchange Contracts [Member] | Gross carrying amount [member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	(1)	3
Forward Foreign Exchange Contracts [Member] | Gross carrying amount [member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	(5)	2
Forward Foreign Exchange Contracts [Member] | Gross carrying amount [member] | 5 years and Later [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	(15)	(39)
Forward Foreign Exchange Contracts [Member] | Difference from Carrying Amount [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	132	259
Currency Swaps and Options [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	1,405	891
Currency Swaps and Options [Member] | Gross carrying amount [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	3,662	2,401
Currency Swaps and Options [Member] | Gross carrying amount [member] | Less than 1 Year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	605	541
Currency Swaps and Options [Member] | Gross carrying amount [member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	265	343
Currency Swaps and Options [Member] | Gross carrying amount [member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	474	140
Currency Swaps and Options [Member] | Gross carrying amount [member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	405	304
Currency Swaps and Options [Member] | Gross carrying amount [member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	198	194
Currency Swaps and Options [Member] | Gross carrying amount [member] | 5 years and Later [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	1,715	879
Currency Swaps and Options [Member] | Difference from Carrying Amount [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	(2,257)	(1,510)
Commodity Derivatives [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	6,637	4,428
Commodity Derivatives [Member] | Gross carrying amount [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	6,866	4,520
Commodity Derivatives [Member] | Gross carrying amount [member] | Less than 1 Year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	4,733	3,002
Commodity Derivatives [Member] | Gross carrying amount [member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	978	754
Commodity Derivatives [Member] | Gross carrying amount [member] | Later Than Two Years and Not Later Than Three Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	422	305
Commodity Derivatives [Member] | Gross carrying amount [member] | Later Than Three Years and Not Later Than Four Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	213	122
Commodity Derivatives [Member] | Gross carrying amount [member] | Later Than Four Years and Not Later Than Five Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	138	74
Commodity Derivatives [Member] | Gross carrying amount [member] | 5 years and Later [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	382	263
Commodity Derivatives [Member] | Difference from Carrying Amount [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	(229)	(92)
Other Contracts [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	56	125
Other Contracts [Member] | Gross carrying amount [member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	58	135
Other Contracts [Member] | Gross carrying amount [member] | Less than 1 Year [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	58	87
Other Contracts [Member] | Gross carrying amount [member] | Later Than One Year and Not Later Than Two Years [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities		48
Other Contracts [Member] | Difference from Carrying Amount [Member]
Disclosure Of Maturity Analysis For Derivative Financial Liabilities [Line Items]
Derivative liabilities	$ (2)	$ (10)